Condensed Unconsolidated Financial Information (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Information AboutUnconsolidated Structured Entities

CONDENSED UNCONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME

	12.31.2017	12.31.2016	12.31.2015
Net revenue	13,159,252,042	9,202,288,419	7,391,826,945
Cost of sales	(9,393,608,968)	(6,844,429,106)	(5,499,766,931)

Gross profit	3,765,643,074	2,357,859,313	1,892,060,014
Share of profit (loss) of associates	132,502,436	76,375,721	(93,296,443)
Selling and administrative expenses	(989,129,898)	(803,913,285)	(614,736,554)
Other gains and losses	56,021,137	23,540,414	(2,061,784)
Tax on debits and credits to bank accounts	(167,152,274)	(124,756,957)	(95,833,334)
FINANCE COSTS, NET
Exchange rate differences	(336,757,288)	(248,687,255)	(168,473,564)
Financial income	81,363,922	36,518,123	23,867,474
Financial expenses	(392,554,396)	(597,529,686)	(362,012,267)

Profit before tax	2,149,936,713	719,406,388	579,513,542
INCOME TAX EXPENSE
Current	(626,247,633)	(210,210,679)	(197,726,871)
Deferred	67,153,302	(18,022,696)	(33,487,205)

NET PROFIT FOR THE YEAR	1,590,842,382	491,173,013	348,299,466

OTHER COMPREHENSIVE INCOME
Items to be reclassified through profit and loss:
Exchange differences on translating foreign operations	101,151,222	34,343,627	53,160,907
Cash flow hedges	—	(54,402,733)	56,310,034

TOTAL OTHER COMPREHENSIVE (LOSS) INCOME	101,151,222	(20,059,106)	109,470,941

TOTAL COMPREHENSIVE INCOME	1,691,993,604	471,113,907	457,770,407

Earnings per share (basic and diluted)(*) :	2.79	0.868	0.615

(*)	In 2016, the Company has given retroactive effect to the number of shares in order to reflect the new capital structure after the share split described in note 40.

CONDENSED UNCONSOLIDATED STATEMENTS OF FINANCIAL POSITION

	12.31.2017	12.31.2016
ASSETS
Non-current assets
Property, plant and equipment	3,013,834,370	2,425,630,468
Intangible assets	74,760,496	56,708,351
Investments	787,797,282	550,544,157
Goodwill	39,347,434	39,347,434
Inventories	177,461,120	163,115,656
Other receivables	25,397,006	39,875,515
Trade accounts receivable	—	—

Total non-current assets	4,118,597,708	3,275,221,581

Current assets
Inventories	1,550,863,799	1,471,291,076
Other receivables	218,053,883	269,829,692
Trade accounts receivable	797,537,082	412,428,725
Investments	2,971,682,497	661,707,327
Cash and banks	69,755,413	45,038,268

Total current assets	5,607,892,674	2,860,295,088

Total assets	9,726,490,382	6,135,516,669

SHAREHOLDERS’ EQUITY AND LIABILITIES
Total shareholders’ equity	3,822,551,465	740,366,741

LIABILITIES
Non-current liabilities
Borrowings	1,128,759,400	1,144,716,538
Accounts payable	71,388,595	69,989,790
Provisions	128,838,045	98,860,518
Tax liabilities	342,209	1,087,580
Other liabilities	14,865,351	27,252,775
Deferred tax liabilities	238,166,558	305,319,860

Total non-current liabilities	1,582,360,158	1,647,227,061

Current liabilities
Borrowings	1,222,164,672	1,391,402,945
Accounts payable	1,955,082,172	1,781,390,125
Advances from customers	197,508,557	106,956,982
Salaries and social security payables	407,187,941	269,940,259
Tax liabilities	511,046,146	171,004,073
Other liabilities	28,589,271	27,228,483

Total current liabilities	4,321,578,759	3,747,922,867

Total liabilities	5,903,938,917	5,395,149,928

Total shareholders’ equity and liabilities	9,726,490,382	6,135,516,669

CONDENSED UNCONSOLIDATED STATEMENT OF CASH FLOWS

	12.31.2017	12.31.2016	12.31.2015
CASH FLOWS FROM OPERATING ACTIVITIES
Net profit for the year	1,590,842,382	491,173,013	348,299,466
Adjustments to reconcile net profit to net cash provided by operating activities
Income tax expense	559,094,331	228,233,375	231,214,076
Depreciation and amortization	377,664,366	452,153,963	287,162,353
Provisions	41,718,393	29,164,683	18,647,042
Interests	314,472,800	473,687,084	304,389,966
Share of profit (loss) of associates	(132,502,436)	(76,375,721)	93,296,443
Investment income recognized in profit	(7,966,242)	(112,039,773)	(158,494,542)
Exchange rate differences	282,874,884	266,660,078	253,231,201
Gain on disposal of Property, plant and equipment	(5,799,175)	(31,315,437)	(3,807,978)
Changes in operating assets and liabilities
Inventories	(68,775,774)	(562,873,693)	(211,369,295)
Other receivables	(11,244,428)	(131,335,105)	(86,527,045)
Trade accounts receivable	(385,054,594)	(116,059,543)	12,477,146
Advances from customers	90,551,575	32,758,193	26,624,857
Accounts payable	356,869,945	518,299,468	331,361,579
Salaries and social security payables	137,247,682	77,584,771	14,119,580
Provisions	(23,820,411)	(15,486,008)	(14,797,438)
Tax liabilities	(26,162,921)	54,319,019	(35,646,213)
Other liabilities	(12,840,331)	12,688,349	14,652,724

Cash generated from operations	3,077,170,046	1,591,236,716	1,424,833,922
Income tax paid	(255,937,638)	(162,645,969)	(163,950,193)

Net cash generated by operating activities	2,821,232,408	1,428,590,747	1,260,883,729

CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from disposal of Property, plant and equipment	13,571,500	22,024,470	5,888,030
Payments to acquire Property, plant and equipment	(1,019,196,721)	(584,435,941)	(405,783,811)
Payments to acquire intangible assets	(27,743,774)	(26,279,674)	(22,311,523)
Investments	30,300,477	—	608,223

Net cash used in investing activities	(1,003,068,518)	(588,691,145)	(421,599,081)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from borrowings	1,235,382,385	1,433,184,756	609,999,606
Interest paid	(338,372,188)	(476,299,533)	(331,420,444)
Dividends paid	(442,886,305)	(853,119,146)	(16,642)
Repayment of borrowings	(1,748,563,710)	(704,497,010)	(1,053,265,230)
Capital increase	1,866,725,717	—	—

Net cash used in financing activities	572,285,899	(600,730,933)	(774,702,710)

Net increase (decrease) in cash and cash equivalents	2,390,449,789	239,168,669	239,168,669
Cash and cash equivalents at the beginning of the year	581,977,703	322,490,643	234,497,937
Effects of the exchange rate differences on cash and cash equivalents in foreign currency	69,010,418	20,318,391	23,410,768

Cash and cash equivalents at the end of the year	3,041,437,910	581,977,703	322,490,643